FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Manager Filing this Report:

Name:             Vicuna Master US LP

Address:          230 Park Avenue
                  7th Floor
                  New York, NY 10169

13F File Number:   INITIAL FILER

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth F. Cooper
Title:            Managing Member
Phone:            212-499-2940

Signature, Place, and Date of Signing:

/s/  Kenneth F. Cooper                      New York, NY      February 14, 2003
------------------------
Kenneth F. Cooper
Managing Member

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT
[X]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Vicuna Advisors LLC